Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Net (decrease) increase	$ (2,929)	$ 2,473	$ 2,202
Deferred income tax (benefit) expense	(1,025)	866	771
Net (decrease) increase	(1,904)	1,607	1,431
Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	2,978	1,212	(2,467)
Liabilities:
Total increase (decrease) in liabilities	5,907	(1,261)	(4,669)
Account balances and future policy benefit reserves | Unlocking Of Assumptions
Liabilities:
Total increase (decrease) in liabilities	5,867	(1,259)	(4,669)
Unearned Premiums | Unlocking Of Assumptions
Liabilities:
Total increase (decrease) in liabilities	40	(2)
DAC | Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	2,641	856	(1,920)
DSI | Unlocking Of Assumptions
Assets:
Total increase (decrease) in assets	$ 337	$ 356	$ (547)